Financial instruments - additional disclosures (Details 7) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Maturity of net debt [line items]
Current financial assets	$ 13,457	$ 14,428
Non-current financial debts	(21,366)	(18,436)
Current financial debt	(8,232)	(6,175)
Net debt	(16,141)	(10,183)
Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	1,892	569
Commodities [member]
Maturity of net debt [line items]
Current financial assets		111
Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	106	355
Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	11,459	13,393
Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(21,366)	(18,436)
Current financial debt	(8,089)	(6,084)
Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(21,515)	(18,572)
Current financial debt	(8,091)	(6,084)
Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(143)	(91)
Not later than one month [member]
Maturity of net debt [line items]
Current financial assets	7,955	7,677
Current financial debt	(3,977)	(3,371)
Net debt	3,978	4,306
Not later than one month [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets		12
Not later than one month [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	37	24
Not later than one month [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	7,918	7,641
Not later than one month [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(3,963)	(3,328)
Not later than one month [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(3,963)	(3,328)
Not later than one month [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(14)	(43)
Later than one month and not later than three months [member]
Maturity of net debt [line items]
Current financial assets	5,437	6,578
Current financial debt	(1,749)	(411)
Net debt	3,688	6,167
Later than one month and not later than three months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	1,858	516
Later than one month and not later than three months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	38	310
Later than one month and not later than three months [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	3,541	5,752
Later than one month and not later than three months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(1,620)	(372)
Later than one month and not later than three months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(1,620)	(372)
Later than one month and not later than three months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(129)	(39)
Later than three month and not later than twelve months [member]
Maturity of net debt [line items]
Current financial assets	41	42
Current financial debt	(2,506)	(2,393)
Net debt	(2,465)	(2,351)
Later than three month and not later than twelve months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	34	41
Later than three month and not later than twelve months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	7	1
Later than three month and not later than twelve months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(2,506)	(2,384)
Later than three month and not later than twelve months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(2,508)	(2,384)
Later than three month and not later than twelve months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt		(9)
Between one and five years
Maturity of net debt [line items]
Non-current financial debts	(8,484)	(9,492)
Net debt	(8,484)	(9,492)
Between one and five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(8,484)	(9,492)
Between one and five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(8,505)	(9,522)
Later than five years
Maturity of net debt [line items]
Current financial assets	24	131
Non-current financial debts	(12,882)	(8,944)
Net debt	(12,858)	(8,813)
Later than five years | Commodities [member]
Maturity of net debt [line items]
Current financial assets		111
Later than five years | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	24	20
Later than five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(12,882)	(8,944)
Later than five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	$ (13,010)	$ (9,050)